United States
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2018
Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 75.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Alibaba Holding Group	3.125% due 11/28/2021	$350,000	$347,098	3.4%
Ford Motor Credit	3.157% due 08/04/2020	250,000	246,935	2.4%
International Game Technology	7.50% due 06/15/2019	250,000	256,250	2.5%

			850,283	8.3%

Consumer Staples

Estee Lauder	2.35% due 08/15/2022	350,000	338,969	3.3%
McCormick & Co.	2.70% due 08/15/2022	500,000	486,905	4.8%

			825,874	8.1%

Financials

AvalonBay Communities	6.10% due 03/15/2020	340,000	354,932	3.5%
Camden Property Trust	4.625% due 06/15/2021	275,000	283,602	2.8%
Jefferies Group	8.50% due 07/15/2019	265,000	277,369	2.7%
Paccar Financial	2.05% due 11/13/2020	350,000	341,891	3.3%

			1,257,794	12.3%

Health Care

Abbott Laboratories	4.125% due 05/27/2020	375,000	381,828	3.7%
AbbVie	2.50% due 05/14/2020	250,000	247,467	2.4%
Astrazeneca	2.375% due 01/16/2020	155,000	152,554	1.5%
Celgene	2.25% due 08/15/2021	300,000	290,907	2.9%
Gilead Sciences	2.55% due 09/01/2020	400,000	396,452	3.9%
Teva Pharmaceutical	3.65% due 11/10/2021	350,000	339,686	3.3%

			1,808,894	17.7%

Industrials

Emerson Electric	4.875% due 10/15/2019	310,000	316,849	3.1%
Union Pacific	7.875% due 01/15/2019	127,000	129,397	1.3%

			446,246	4.4%

Materials

3M	2.00% due 06/26/2022	400,000	386,113	3.8%
BHP Billiton Fin USA	6.50% due 04/01/2019	315,000	321,790	3.1%

			707,903	6.9%

Technology

Adobe Systems	4.75% due 02/01/2020	379,000	389,191	3.8%
Honeywell International	4.25% due 03/01/2021	450,000	463,158	4.5%
Juniper Networks	4.60% due 03/15/2021	375,000	379,237	3.7%
Qualcomm	2.60% due 01/30/2023	400,000	384,734	3.8%
Xilinx	2.125% due 03/15/2019	200,000	199,469	1.9%

			1,815,789	17.7%

Total Corporate Bonds		7,716,000	7,712,783	75.4%

Government Bonds – 18.7%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	2.75% due 02/15/2019	200,000	200,422	2.0%
United States Treasury Note	2.00% due 09/30/2020	300,000	296,145	2.9%
United States Treasury Note	3.625% due 02/15/2021	900,000	920,004	9.0%
United States Treasury Note	2.50% due 08/15/2023	$500,000	494,433	4.8%

			1,911,004	18.7%

Total investments	(Cost = $9,792,175)		9,623,787	94.1%
Other Assets (net of liabilities)			607,552	5.9%
Total Net Assets			$10,231,339	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 65.1%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Lowe's	5.80% due 10/15/2036	$250,000	$298,383	3.1%
VF	6.00% due 10/15/2033	200,000	236,684	2.4%

			535,067	5.5%

Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	247,231	2.5%

			247,231	2.5%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	122,727	1.2%
Canadian Natural Resources	6.45% due 06/30/2033	225,000	266,602	2.7%
Statoil	7.15% due 01/15/2029	224,000	280,549	2.9%

			669,878	6.8%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	243,508	2.5%
Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	236,990	2.4%
Cincinnati Financial	6.92% due 05/15/2028	250,000	307,129	3.1%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	238,436	2.4%

			1,026,063	10.4%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	277,463	2.8%
Johnson & Johnson	4.95% due 05/15/2033	226,000	259,968	2.6%
Medtronic Inc	4.375% due 03/15/2035	260,000	271,834	2.8%
Merck & Co.	6.50% due 12/01/2033	215,000	278,096	2.8%
Pharmacia	6.50% due 12/01/2018	100,000	100,957	1.0%
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	242,633	2.5%

			1,430,951	14.5%

Industrials

Boeing	6.125% due 02/15/2033	215,000	269,239	2.7%
Deere & Co.	8.10% due 05/15/2030	95,000	129,476	1.3%
United Technologies Corp	6.05% due 06/01/2036	250,000	293,107	3.0%

			691,822	7.0%

Materials

Air Products & Chemicals	8.75% due 04/15/2021	50,000	55,735	0.6%

			55,735	0.6%

Technology

Apple	4.50% due 02/23/2036	350,000	378,784	3.9%
Intel	4.00% due 12/15/2032	360,000	374,037	3.8%
Microsoft	4.20% due 11/03/2035	350,000	368,016	3.7%

			1,120,837	11.4%

Utilities

Entergy Louisiana	5.40% due 11/01/2024	200,000	219,800	2.2%
Florida Power & Light	5.95% due 10/01/2033	100,000	122,567	1.3%
Puget Sound Energy	7.02% due 12/01/2027	237,000	289,616	2.9%

			631,983	6.4%

Total Corporate Bonds			6,409,567	65.1%

Government Bonds – 13.3%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	175,000	207,644	2.1%

			207,644	2.1%

United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	206,457	2.1%
United States Treasury Bond	6.25% due 05/15/2030	75,000	100,011	1.0%
United States Treasury Bond	6.125% due 08/15/2029	225,000	293,484	3.0%
United States Treasury Bond	5.375% due 02/15/2031	400,000	503,813	5.1%

			1,103,765	11.2%

Total Government Bonds			$1,311,409	13.3%

Municipal Bonds – 18.8%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	260,537	2.7%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	208,986	2.1%
Dupage Co. IL CCD #502	5.50% due 01/01/2026	150,000	151,125	1.5%
Idaho Hsg & Fin GARVEE BAB A-2	5.379% due 07/15/2020	180,000	184,523	1.9%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	153,342	1.6%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	211,382	2.1%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	248,374	2.5%

			1,418,269	14.4%

Municipal Leases

Johnson Co KS Bldg Ls/Pr RevBAB	4.60% due 09/01/2026	250,000	255,368	2.6%
Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	160,000	179,651	1.8%

			435,019	4.4%

Total Municipal Bonds		$1,780,000	1,853,288	18.8%

Total investments	(Cost = $9,552,332)		9,574,264	97.2%
Other assets (net of liabilities)			275,920	2.8%
Total net investments			$9,850,184	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 62.7%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Alphabet, Class A²	167	$205,711	United States	1.6%

Telecom Carriers
BCE	3,300	134,541	Canada	1.0%

		340,252		2.6%

Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	1,300	119,769	United States	0.9%

Home & Office Product Wholesalers
Fastenal	2,000	116,720	United States	0.9%

Home Products Stores
Lowe's	1,400	152,250	United States	1.2%

Specialty Apparel Stores
Ross Stores	1,990	190,602	United States	1.5%

		579,341		4.5%

Consumer Staples

Beverages
PepsiCo	300	33,603	United States	0.3%%

Household Products
Procter & Gamble	650	53,918	United States	0.4%
Unilever ADR	1,000	56,870	United Kingdom	0.4%
		110,788		0.8%

Packaged Food
Nestle ADR	1,500	125,625	Switzerland	1.0%

		270,016		2.1%

Energy

Exploration & Production
CNOOC ADR	640	113,734	China	0.9%
ConocoPhillips	2,240	164,483	United States	1.2%
		278,217		2.1%

Integrated Oils
Equinor ASA ADR	6,500	167,505	Norway	1.3%
Total ADR	2,332	146,310	France	1.1%
		313,815		2.4%

		592,032		4.5%

Financials

Banks
PNC Financial Services Group	1,590	228,229	United States	1.8%
Toronto-Dominion Bank	3,715	224,757	Canada	1.7%
		452,986		3.5%

Consumer Finance
Ally Financial	6,600	177,408	United States	1.4%

Diversified Banks
Citigroup	1,400	99,736	United States	0.8%
JP Morgan Chase	1,750	200,515	United States	1.5%
Mitsubishi UFJ Financial ADR	21,450	129,558	Japan	1.0%
		429,809		3.3%

Life Insurance
Aviva PLC ADR	12,000	150,720	United States	1.1%
MetLife	2,800	128,492	United States	1.0%
Prudential Financial	1,000	98,250	United States	0.8%
		377,462		2.9%

P&C Insurance
American International Group	2,200	116,974	United States	0.9%
Chubb	1,130	152,821	Switzerland	1.1%
		269,795		2.0%

		1,707,460		13.1%

Health Care

Biotech
Amgen	970	193,816	United States	1.5%
Celgene²	1,500	141,675	United States	1.1%
		335,491		2.6%

Large Pharma
Johnson & Johnson	1,600	215,504	United States	1.6%
Novo Nordisk ADR	1,000	49,170	Denmark	0.4%
Pfizer	3,980	165,249	United States	1.3%
		429,923		3.3%

Life Science Equipment
Abbott Laboratories	2,700	180,468	United States	1.4%

		945,882		7.3%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	159,060	United States	1.2%
Johnson Controls International	3,000	113,310	United States	0.9%
		272,370		2.1%

Factory Automation Equipment
Sensata Technologies Holding(2)	2,570	136,081	United States	1.0%

Flow Control Equipment
Parker Hannifin	1,150	201,940	United States	1.6%

Rail Freight
Canadian National Railway	1,400	124,474	Canada	1.0%

		734,865		5.7%

Materials

Basic & Diversified Chemicals
Praxair	1,000	158,190	United States	1.2%

Containers & Packaging
3M	975	205,647	United States	1.6%

Non Wood Building Materials
Carlisle	1,000	126,810	United States	1.0%

Specialty Chemicals
DowDuPont	2,400	168,312	United States	1.3%
PPG Industries	1,500	165,810	United States	1.3%
RPM International	2,400	162,000	United States	1.2%
		496,122		3.8%

		986,769		7.6%

Technology

Application Software
SAP ADR	1,500	179,610	Germany	1.4%
Tencent Holdings ADR	2,100	90,594	China	0.7%
		270,204		2.1%

Communications Equipment
Apple	1,000	227,630	United States	1.7%

Computer Hardware & Storage
HP	6,000	147,900	United States	1.1%

Infrastructure Software
Oracle	2,600	126,308	United States	1.0%

IT Services
Amdocs Limited	2,400	156,672	United States	1.2%

Semiconductor Devices
Infineon Technologies ADR	5,275	134,170	United States	1.0%
Intel	3,100	150,133	United States	1.1%
NXP Semiconductors(2)	1,900	176,966	Netherlands	1.4%
Qualcomm	2,200	151,162	United States	1.2%
Xilinx	1,700	132,311	United States	1.0%
		744,742		5.7%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	3,500	152,600	Taiwan	1.2%

		1,826,056		14.0%

Utilities

Integrated Utilities
NextEra Energy	1,000	170,100	United States	1.3%

		170,100		1.3%

Total Common Stocks	145,374	$8,152,773		62.7%

Corporate Bonds – 16.2%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

America Movil	5.00% due 03/30/2020	$100,000	$102,429	Mexico	0.8%
Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	180,554	United States	1.4%

			282,983		2.2%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	142,687	United States	1.1%
Stanford University	4.013% due 05/01/2042	100,000	106,972	United States	0.8%
Walmart	1.95% due 12/15/2018	100,000	99,847	United States	0.8%

			349,506		2.7%

Financials

General Electric Capital	5.35% due 04/15/2022	101,000	106,079	United States	0.8%
HSBC Holdings	4.25% due 03/14/2024	150,000	150,523	United Kingdom	1.2%
PartnerRe Finance B	5.50% due 06/01/2020	100,000	103,461	United States	0.8%

			360,063		2.8%

Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	98,885	United States	0.8%
Celgene	2.875% due 08/15/2020	140,000	139,322	United States	1.1%
Gilead Sciences	3.70% due 04/01/2024	250,000	251,725	United States	1.9%

			489,932		3.8%

Industrials

Legrand France Yankee	8.50% due 02/15/2025	170,000	212,898	France	1.6%

			212,898		1.6%

Materials

Air Products & Chemicals	4.375% due 08/21/2019	100,000	101,645	United States	0.8%

			101,645		0.8%

Technology

Cisco Systems	2.90% due 03/04/2021	100,000	99,847	United States	0.7%
Qualcomm	3.25% due 05/20/2027	220,000	206,919	United States	1.6%

			306,766		2.3%

Total Corporate Bonds		$2,031,000	$2,103,793		16.2%

Municipal Bonds – 4.2%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

General Obligation

City of Phoenix AZ	5.269% due 07/01/2034	100,000	112,727	United States	0.9%
Lake Washington SD 414 WA BAB	4.906% due 12/01/2027	100,000	104,261	United States	0.8%
Skagit SD #1	4.613% due 12/01/2022	100,000	103,740	United States	0.8%

			320,728		2.5%

State Education

New York City Housing Dev	2.65% due 05/01/2021	100,000	98,806	United States	0.8%

			98,806		0.8%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	121,697	United States	0.9%

			121,697		0.9%

Total Municipal Bonds		500,000	541,231		4.2%

Government Bonds – 13.8%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

United States Treasury Bond

United States Treasury Bond	6.25% due 08/15/2023	438,000	508,867	United States	3.9%
United States Treasury Bond	4.50% due 02/15/2036	137,000	166,985	United States	1.3%

			675,852		5.2%

United States Treasury Notes

United States Treasury Note	1.50% due 06/15/2020	150,000	147,099	United States	1.1%
United States Treasury Note	2.75% due 11/15/2023	350,000	350,014	United States	2.7%
United States Treasury Note	2.00% due 05/31/2024	80,000	76,728	United States	0.6%
United States Treasury Note	2.125% due 08/31/2020	204,000	202,008	United States	1.5%
United States Treasury Note	2.00% due 11/30/2022	250,000	242,685	United States	1.9%
United States Treasury Note	1.625% due 04/30/2023	$106,000	100,870	United States	0.8%

			1,119,404		8.6%

Total Government Bonds			1,795,256		13.8%

Total Investments	(Cost = $10,432,767)		12,593,053		96.9%
Other Assets (net of liabilities)			399,924		3.1%
Total net assets			$12,992,977		100.0%
¹ Country of domicile ² Non-income producing ADR: American Depository Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 46.3%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
Orange ADR	10,000	$161,600	France	1.8%
SK Telecom ADR	9,000	234,090	Korea	2.5%

		395,690		4.3%

Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	3,000	276,390	United States	3.0%

		276,390		3.0%

Energy

Exploration & Production
CNOOC ADR	1,700	302,107	China	3.3%
Goodrich Petroleum(2)	138	1,931	United States	0.0%³
		304,038		3.3%

Integrated Oils
Equinor ASA ADR	12,000	309,240	Norway	3.4%
Royal Dutch Shell ADR, Class A	3,800	247,874	Netherlands	2.7%
Total ADR	3,800	238,412	France	2.6%
		795,526		8.7%

Oil & Gas Services & Equipment
National Oilwell Varco	4,200	197,694	United States	2.2%

		1,297,258		14.2%

Financials

Banks
Skandinaviska Enskilda Banken, Class A	13,000	138,913	Sweden	1.5%

Diversified Banks
Itau Unibanco Holding ADR, Class A	22,000	229,240	Brazil	2.5%

		368,153		4.0%

Health Care

Large Pharma
GlaxoSmithKline ADR	3,100	125,550	United Kingdom	1.4%
Novartis ADR	1,900	157,719	Switzerland	1.7%

		283,269		3.1%

Industrials

Infrastructure Construction
CCR	75,000	171,798	Brazil	1.9%
Hopewell Highway Infrastructure [4]	325,000	157,950	China	1.7%

		329,748		3.6%

Materials

Agricultural Chemicals
Nutrien	3,200	181,216	Canada	2.0%

Base Metals
South32 ADR	19,000	237,120	Australia	2.6%

Steel Raw Material Suppliers
BHP Billiton	6,000	288,240	Australia	3.1%

		706,576		7.7%

Technology

Computer Hardware & Storage
HP	10,000	246,500	United States	2.7%

Semiconductor Devices
Microchip Technology	4,000	344,120	United States	3.7%

		590,620		6.4%

Total Common Stocks	529,838	4,247,704		46.3%

Corporate Bonds – 29.1%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

T-Mobile	6.50% due 01/15/2026	$250,000	$264,298	United States	2.9%

			264,298		2.9%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	142,688	United States	1.6%
GAP	5.95% due 04/12/2021	100,000	104,605	United States	1.1%
Rent A Center	6.625% due 11/15/2020	200,000	201,500	United States	2.2%

			448,793		4.9%

Consumer Staples

Grupo Bimbo	4.875% due 06/27/2044	200,000	192,868	Mexico	2.1%

			192,868		2.1%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	44,942	Brazil	0.5%
Petrobras International Finance	6.75% due 01/27/2041	80,000	71,288	Brazil	0.8%

			116,230		1.3%

Financials

Canadian Imperial Bank	3.42% due 01/26/2026	CAD 250,000	192,780	Canada	2.1%
Jefferies Group	5.125% due 01/20/2023	250,000	260,985	United States	2.8%
Lincoln National (3 month US0003M plus 2.04%)[5]	4.3875% due 04/20/2067	250,000	230,375	United States	2.5%
Royal Bank of Scotland	6.125% due 12/15/2022	200,000	209,866	United Kingdom	2.3%

			894,006		9.7%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	221,887	United States	2.4%

			221,887		2.4%

Materials

Allegheny Technologies	5.875% due 08/15/2023	150,000	160,500	United States	1.8%
Anglogold Ashanti Holdings	5.375% due 04/15/2020	100,000	102,077	South Africa	1.1%

			262,577		2.9%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	103,714	United States	1.1%
Nokia	5.375% due 05/15/2019	165,750	168,145	Finland	1.8%

			271,859		2.9%

Total Corporate Bonds		3,095,750	2,672,518		29.1%

Government Bonds – 15.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Colombia Republic Bond	8.375% due 02/15/2027	$125,000	$141,250	Colombia	1.5%
Federal Republic of Brazil Bond	8.50% due 01/05/2024	BRL 750,000	178,150	Brazil	1.9%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 85,000	429,408	Mexico	4.7%

			748,808		8.1%

United States Treasury Bonds

United States Treasury Bond	6.125% due 11/15/2027	500,000	631,797	United States	6.9%

			1,380,605		15.0%

Total Government Bonds		9,875,000	1,380,605		15.0%

Municipal Bonds – 3.2%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Real Estate

Colony TX NFM Sales Tax Revenue	7.00% due 10/01/2027	$100,000	$102,184	United States	1.1%
Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	51,097	United States	0.6%
Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	54,379	United States	0.6%

			207,660		2.3%

Water Supply

Puerto Rico Aqueduct & Sewer	5.00% due 07/01/2019	85,000	80,963	Puerto Rico	0.9%

			288,623		3.2%

Total Municipal Bonds		285,000	288,623		3.2%

Warrants – 0.0%		Number of Shares	Market Value	Country¹	Percentage of Assets

Energy

Exploration & Production
Goodrich Petroleum Warrants²		1,179	$-	United States	0.0%

			-		0.0%

Total investments	(Cost = $7,920,195)		8,589,450		93.6%
Other assets (net of liabilities)			585,098		6.4%
Total Net Assets			$9,174,548		100.0%
¹ Country of risk
² Non-income producing
³ Less than 0.05%
[4]Security has been deemed illiquid at August 31, 2018
[5] Variable rate security. The interest rate represents the rate in effect at August 31, 2018 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depository Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 98.6%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Based Services
Booking Holdings¹	400	$780,620	1.8%

Internet Media
Alphabet, Class A¹	1,998	2,461,136	5.7%
Facebook, Class A¹	7,537	1,324,477	3.0%
		3,785,613	8.7%

		4,566,233	10.5%

Consumer Discretionary

Airlines
Alaska Air	7,422	500,911	1.1%

Apparel, Footwear & Accessory Design
Nike, Class B	10,276	844,687	1.9%

E-Commerce Discretionary
Amazon.com¹	1,529	3,077,434	7.1%

Home Improvement
Stanley Black & Decker	9,284	1,304,680	3.0%

Home Products Stores
Home Depot	6,264	1,257,623	2.9%
Lowe's	8,700	946,125	2.2%
		2,203,748	5.1%

Other Commercial Services
Ecolab	6,243	939,447	2.2%

Restaurants
Starbucks	14,674	784,325	1.8%

Specialty Apparel Stores
Ross Stores	11,600	1,111,048	2.5%
TJX Companies	5,539	609,124	1.4%
		1,720,172	3.9%

Toys & Games
Hasbro	3,500	347,585	0.8%

		11,722,989	26.9%

Consumer Staples

Mass Merchants
Costco Wholesale	4,883	1,138,374	2.6%

		1,138,374	2.6%

Financials

Consumer Finance
Ally Financial	34,000	913,920	2.1%
FLEETCOR Technologies¹	4,361	932,120	2.1%
Mastercard, Class A	8,914	1,921,502	4.4%
Worldpay, Class A¹	12,000	1,168,680	2.7%
		4,936,222	11.3%

Diversified Banks
JP Morgan Chase	12,916	1,479,915	3.4%

		6,416,137	14.7%

Health Care

Biotech
Amgen	4,002	799,640	1.8%
Celgene¹	9,000	850,050	2.0%
		1,649,690	3.8%

Life Science Equipment
Abbott Laboratories	20,799	1,390,205	3.2%

Medical Devices
Edwards Lifesciences¹	5,700	822,168	1.9%
Stryker	3,000	508,290	1.2%
		1,330,458	3.1%

		4,370,353	10.1%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	5,000	795,300	1.8%

Electrical Components
TE Connectivity	8,000	733,440	1.7%

Factory Automation Equipment
Sensata Technologies Holding¹	15,500	820,725	1.9%

Measurement Instruments
Trimble¹	24,000	1,010,400	2.3%

		3,359,865	7.7%

Materials

Specialty Chemicals
DowDuPont	12,500	876,625	2.0%
RPM International	18,000	1,215,000	2.8%

		2,091,625	4.8%

Technology

Application Software
Adobe Systems¹	11,000	2,898,610	6.7%

Communications Equipment
Apple	14,320	3,259,662	7.5%

Infrastructure Software
Microsoft	18,920	2,125,283	4.9%
Oracle	11,300	548,954	1.3%
		2,674,237	6.2%

Semiconductor Devices
Qualcomm	6,000	412,260	0.9%

		9,244,769	21.3%

Total investments	(Cost = $22,340,188)	42,910,345	98.6%
Other assets (net of liabilities)		629,019	1.4%
Total net assets		$43,539,364	100.0%
¹ Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 97.9%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
BCE	50,000	2,038,500	Canada	3.1%
SK Telecom ADR	22,000	572,220	Korea	0.9%
Telus	50,000	1,852,000	Canada	2.8%

		4,462,720		6.8%

Consumer Discretionary

Airlines
Air Canada²	32,000	661,760	Canada	1.0%
Copa Holdings, Class A	30,000	2,398,200	Panama	3.7%
		3,059,960		4.7%

Automobiles
Toyota Motor ADR	10,000	1,240,800	Japan	1.9%

E-Commerce Discretionary
MercadoLibre	10,000	3,424,100	Argentina	5.2%

Lodging
Belmond, Class A²	222,800	3,731,900	Bermuda	5.6%

Specialty Apparel Stores
Industria de Diseno Textil	30,000	908,701	Spain	1.4%

		12,365,461		18.8%

Consumer Staples

Beverages
Fomento Economico Mex ADR	30,000	2,876,400	Mexico	4.4%

Household Products
Unilever ADR	50,000	2,843,500	United Kingdom	4.3%

		5,719,900		8.7%

Energy

Integrated Oils
Total ADR	45,435	2,850,592	France	4.3%

		2,850,592		4.3%

Financials

Banks
Australia & New Zealand Banking ADR	80,000	1,699,200	Australia	2.6%
Toronto-Dominion Bank	50,000	3,025,000	Canada	4.6%
		4,724,200		7.2%

Diversified Banks
Mitsubishi UFJ Financial ADR	200,000	1,208,000	Japan	1.8%

		5,932,200		9.0%

Health Care

Health Care Supply Chain
Sinopharm Group - H	250,000	1,244,083	China	1.9%

Large Pharma
Novartis ADR	33,000	2,739,330	Switzerland	4.2%
Novo Nordisk ADR	50,000	2,458,500	Denmark	3.7%
		5,197,830		7.9%

Medical Equipment
Koninklijke Philips ADR	21,905	977,620	Netherlands	1.5%

		7,419,533		11.3%

Materials

Agricultural Chemicals
Nutrien	15,600	883,428	Canada	1.4%

Basic & Diversified Chemicals
BASF ADR	160,000	3,700,800	Germany	5.6%

Steel Raw Material Suppliers
Rio Tinto PLC ADR	10,000	480,300	Australia	0.7%

		5,064,528		7.7%

Technology

Application Software
Dassault Systemes ADR	34,153	5,505,464	France	8.4%
NICE Systems ADR	40,000	4,623,600	Israel	7.0%
		10,129,064		15.4%

Information Services
Wolters Kluwer	100,000	6,359,325	Netherlands	9.7%

Semiconductor Manufacturing
ASML Holding NY	20,000	4,101,000	Netherlands	6.2%

		20,589,389		31.3%

Total Investments	(Cost = $32,098,613)	64,404,323		97.9%
Other Assets (net of liabilities)		1,375,430		2.1%
Total net assets		$65,779,753		100.0%
¹ Country of domicile ² Non-income producing ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 94.3%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Entertainment Content
Naspers ADR	2,600	$117,026	South Africa	2.0%
Walt Disney Company	500	56,010	United States	0.9%
		173,036		2.9%

Internet Media
Alphabet, Class A²	122	150,280	United States	2.5%

Telecom Carriers
China Mobile	6,000	56,432	Hong Kong	1.0%
Telekomunikasi Indonesia ADR	2,000	47,340	Indonesia	0.8%
		103,772		1.8%

		427,088		7.2%

Consumer Discretionary

Airlines
Latam Airlines Group	3,600	33,408	Chile	0.6%

Apparel, Footwear & Accessory Design
adidas ADR	600	74,562	United States	1.2%

Auto Parts
Valeo	1,400	63,691	France	1.1%

Automobiles
Toyota Motor ADR	1,000	124,080	Japan	2.1%

E-Commerce Discretionary
Amazon.com²	60	120,763	United States	2.0%

Home Products Stores
Home Depot	850	170,655	United States	2.9%
Lowe's	750	81,562	United States	1.4%
		252,217		4.3%

Other Commercial Services
Ecolab	723	108,797	United States	1.8%

Restaurants
Starbucks	1,713	91,560	United States	1.5%

Specialty Apparel Stores
TJX Companies	1,500	164,955	United States	2.8%

Toys & Games
Hasbro	600	59,586	United States	1.0%

		1,093,619		18.4%

Consumer Staples

Food & Drug Stores
Clicks Group ADR	1,500	41,895	South Africa	0.7%

Household Products
Church & Dwight	2,400	135,792	United States	2.3%
Kimberly-Clark de Mexico, Class A	53,000	93,293	Mexico	1.5%
L'Oreal ADR	2,200	105,358	United States	1.8%
Reckitt Benckiser Group PLC ADR	6,250	106,750	United States	1.8%
Unilever	2,700	155,196	Netherlands	2.6%
		596,389		10.0%

Packaged Food
Nestle ADR	1,000	83,750	Switzerland	1.4%

		722,034		12.1%

Energy

Renewable Energy Equipment
Siemens Gamesa Renewable Energy	3,500	52,281	Spain	0.9%
Vestas Wind Systems	900	63,269	Denmark	1.1%

		115,550		2.0%

Financials

Banks
Toronto-Dominion Bank	2,800	169,400	Canada	2.8%

Consumer Finance
Mastercard, Class A	824	177,622	United States	3.0%

Islamic Banking
BIMB Holdings	100,000	96,061	Malaysia	1.6%

Life Insurance
AIA Group	11,600	100,155	Hong Kong	1.7%
Aviva PLC ADR	7,000	87,920	United States	1.5%
		188,075		3.2%

P&C Insurance
Chubb	700	94,668	Switzerland	1.6%

		725,826		12.2%

Health Care

Health Care Facilities
Ramsay Health Care	2,308	93,072	Australia	1.6%

Large Pharma
Novo Nordisk ADR	1,569	77,148	Denmark	1.3%

Medical Equipment
Koninklijke Philips ADR	3,588	160,133	Netherlands	2.7%

		330,353		5.6%

Industrials

Electrical Components
TE Connectivity	351	32,180	Switzerland	0.5%

Electrical Power Equipment
Siemens ADR	1,000	64,805	Germany	1.1%

Rubber & Plastic
Hartalega Holdings	80,000	137,819	Malaysia	2.3%

		234,804		3.9%

Materials

Containers & Packaging
3M	700	147,644	United States	2.5%

Precious Metal Mining
Randgold Resources ADR	500	32,645	South Africa	0.5%

Specialty Chemicals
Johnson Matthey	2,031	92,471	United Kingdom	1.5%
Koninklijke DSM	600	63,204	Netherlands	1.1%
		155,675		2.6%

		335,964		5.6%

Technology

Application Software
Adobe Systems²	1,000	263,510	United States	4.4%
Dassault Systemes ADR	1,506	242,767	France	4.1%
		506,277		8.5%

Communications Equipment
Apple	1,000	227,630	United States	3.8%

Electronics Components
Murata Manufacturing	1,000	172,785	Japan	2.9%

Information Services
Wolters Kluwer	1,000	63,593	Netherlands	1.1%

Infrastructure Software
Microsoft	1,438	161,531	United States	2.7%

IT Services
Accenture, Class A	900	152,163	Ireland	2.6%

Semiconductor Devices
NXP Semiconductors²	1,300	121,082	Netherlands	2.0%
STMicroelectronics	3,800	78,622	Switzerland	1.3%
		199,704		3.3%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	3,250	141,700	Taiwan	2.4%

		1,625,383		27.3%

Total investments	(Cost = $4,369,912)	5,610,621		94.3%
Other Assets (net of liabilities)		341,485		5.7%
Total net assets		$5,952,106		100.0%
¹ Country of domicile ² Non-income producing ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Asset-Backed Securities – 0.4%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of assets

Asset-Backed Securities

CRART 2014-3 C	3.61% due 06/17/2021	$100,000	$ 99,834	United States	0.4%

Total Asset-Backed Securities			99,834		0.4%

Corporate Bonds – 87.9%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of assets

Communications

America Movil[2]	6.00% due 06/09/2019	MXN 15,000,000	767,577	Mexico	2.6%
Telecom Italia	7.175% due 06/18/2019	1,000,000	1,027,500	Luxembourg	3.5%
Telus	3.20% due 04/05/2021	CAD 1,500,000	1,158,701	Canada	3.9%
Vodafone Group	4.375% due 03/16/2021	500,000	514,147	United Kingdom	1.7%

			3,467,925		11.7%

Consumer Discretionary

Aramark Services	5.125% due 01/15/2024	600,000	609,294	United States	2.1%
Barry Callebaut[2]	5.50% due 06/15/2023	500,000	518,487	Belgium	1.8%
Barry Callebaut[3]	5.50% due 06/15/2023	500,000	518,487	Belgium	1.8%
BMW Finance	2.75% due 04/25/2019	NOK 2,000,000	240,852	Netherlands	0.8%
BMW US Capital	2.75% due 12/02/2019	AUD 200,000	144,494	Germany	0.5%
Danone[3]	2.077% due 11/02/2021	500,000	479,720	France	1.6%
Starbucks	2.45% due 06/15/2026	500,000	454,899	United States	1.5%
Toyota Motor Credit	2.75% due 02/05/2028	202,000	191,247	United States	0.6%
Toyota Motor Credit	3.00% due 03/20/2030	500,000	485,420	United States	1.6%

			3,642,900		12.3%

Consumer Staples

Nestle Holdings	2.75% due 04/15/2020	NOK 3,000,000	365,690	Switzerland	1.2%

			365,690		1.2%

Energy

NextEra Energy Capital [4]	4.465% due 06/15/2067	1,475,000	1,417,943	United States	4.8%

			1,417,943		4.8%

Financials

AXA[2]	5.125% due 01/17/2047	500,000	496,758	France	1.7%
Bancolombia	5.95% due 06/03/2021	750,000	786,562	Colombia	2.7%
Bank of Nova Scotia[4,5]	4.65% due 10/12/2099	1,535,000	1,425,631	Canada	4.8%
Canadian Imperial Bank	3.42% due 01/26/2026	CAD 1,150,000	886,787	Canada	3.0%
EMIRATES NBD PJSC[2]	6.00% due 10/08/2019	NZD 750,000	510,125	United Arab Emirates	1.7%
First Abu Dhabi Bank[2]	3.00% due 03/30/2022	1,250,000	1,219,809	United Arab Emirates	4.1%
Hanmi Financial[4,6]	5.45% due 03/30/2027	1,000,000	1,010,000	United States	3.4%
Hartford Financial Services Group [3,4]	4.438% due 02/12/2047	1,500,000	1,402,500	United States	4.7%
HomeStreet	6.50% due 06/01/2026	500,000	518,656	United States	1.8%
Iron Mountain	5.75% due 08/15/2024	1,300,000	1,288,625	United States	4.3%
Lincoln National[4]	4.387% due 04/20/2067	1,525,000	1,405,287	United States	4.7%
Townebank Portsmouth VA4,7	4.50% due 07/30/2027	600,000	604,674	United States	2.0%
XLIT[4]	4.796% due 10/15/2090	925,000	908,905	Cayman Islands	3.1%

			12,464,319		42.0%

Health Care

TEVA Pharmaceuticals	2.80% due 07/21/2023	500,000	442,668	Netherlands	1.5%

			442,668		1.5%

Industrials

Ingersoll-Rand	2.625% due 05/01/2020	250,000	247,880	Luxembourg	0.8%

			247,880		0.8%

Materials

Koninklijke DSM NV2	1.00% due 04/09/2025	EUR 1,000,000	1,181,628	Netherlands	4.0%

			1,181,628		4.0%

Technology

Apple	3.60% due 06/10/2026	AUD 750,000	553,431	United States	1.9%
Apple[2]	2.65% due 06/10/2020	AUD 500,000	360,345	United States	1.2%
MSCI[3]	5.75% due 08/15/2025	600,000	627,000	United States	2.1%
Nokia OYJ	3.375% due 06/12/2022	1,250,000	1,221,725	Finland	4.1%

			2,762,501		9.3%

Utilities

United Utilities	5.375% due 02/01/2019	75,000	75,678	United Kingdom	0.3%

			75,678		0.3%

Total Corporate Bonds			26,069,132		87.9%

Government Bonds – 7.5%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of assets

Foreign Government Bonds

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 200,000	1,010,371	Mexico	3.4%
New Zealand Government[2]	3.00% due 04/15/2020	NZD 700,000	473,057	New Zealand	1.6%

			1,483,428		5.0%

United States Treasury Bill

United States Treasury Bill[8]	0.00% due 09/13/2018	750,000	749,642	United States	2.5%

			749,642		2.5%

Total Government Bonds			2,233,070		7.5%

Total investments	(Cost = $29,075,769)		28,402,036		95.8%
Other Assets (net of liabilities)			1,239,395		4.2%
Total net assets			$29,641,431		100.0%

[1] Country of domicile

[2] Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2018, the aggregate value of these securities was $5,527,785 representing 18.6% of net assets.

[3] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2018, the net value of these securities was $3,027,707 representing 10.2% of net assets.

[4] Variable rate security. The interest rate represents the rate in effect at August 31, 2018 and resets periodically based on the parenthetically disclosed reference rate and spread.

[5] Bank of Nova Scotia is a fixed to float bond. The bond has a fixed rate until 10/12/2022 when the interest rate will update to the 3 month LIBOR plus 2.648% and will reset periodically. The interest rate represents the rate in effect at August 31, 2018

[6] Hanmi Financial is a fixed to float bond. The bond has a fixed rate until 03/30/2022 when the interest rate will update to the 3 month LIBOR plus 3.315% and will reset periodically. The interest rate represents the rate in effect at August 31, 2018

[7] Townebank Portsmouth VA is a fixed to float bond. The bond has a fixed rate until 07/30/2022 when the interest rate will update to the 3 month LIBOR plus 2.55% and will reset periodically. The interest rate represents the rate in effect at August 31, 2018

[8] Non-income producing

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds – 96.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services

Idaho Bond Bank	4.00% due 09/15/2019	$90,000	$90,063	0.6%
Idaho Bond Bank	4.00% due 09/15/2032	405,000	425,906	2.7%
Idaho Housing & Finance Rev	3.00% due 07/01/2036	415,000	408,323	2.5%

			924,292	5.8%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	374,260	2.3%
Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	429,880	2.7%
Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	110,691	0.7%
Adams & Washington Cos ID JSD #432	4.00% due 08/15/2019	100,000	101,071	0.6%
Bingham Co ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	250,000	1.6%
Bingham Co ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	200,000	1.3%
Boise ID ISD	5.00% due 08/01/2030	600,000	709,080	4.4%
Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	221,390	1.4%
Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	277,245	1.7%
Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	16,113	0.1%
Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	36,945	0.2%
Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	291,093	1.8%
Boundary County ID SCD #101	4.00% due 08/15/2021	240,000	242,666	1.5%
Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	435,220	2.7%
Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	294,930	1.8%
Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	172,351	1.1%
Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	288,974	1.8%
Cariboo Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	300,933	1.9%
Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	160,477	1.0%
Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	132,980	0.8%
Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	42,888	0.3%
Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	285,114	1.8%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	222,334	1.4%
Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	108,682	0.7%
Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	216,776	1.4%
Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	289,070	1.8%
Sun Valley ID GO	3.35% due 09/15/2037	500,000	500,805	3.1%
Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	534,320	3.3%
Twin Falls & Gooding Cos JSD #412 N	4.125% due 09/01/2023	50,000	53,308	0.3%
Twin Falls & Gooding Cos JSD #412 R	4.125% due 09/01/2023	50,000	53,143	0.3%
Twin Falls Co ID SCD #411	4.00% due 09/15/2027	170,000	184,285	1.2%
Twin Falls Co ID SCD #411	4.25% due 09/15/2030	300,000	325,011	2.0%
Twin Falls Co ID SCD #411	4.75% due 09/15/2039	200,000	228,278	1.4%
Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2031	100,000	107,875	0.7%
Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	224,642	1.4%

			8,422,830	52.5%

Medical - Hospitals

Idaho Health Rev St. Luke's	6.75% due 11/01/2037	200,000	201,610	1.2%
Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	303,072	1.9%

			504,682	3.1%

Municipal Leases

Nez Perce County ID COPS	4.50% due 02/01/2021	115,000	115,228	0.7%

			115,228	0.7%

Pollution Control

Idaho Bond Bank	4.00% due 09/15/2033	135,000	144,611	0.9%
Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,038	0.1%
Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	140,367	0.9%
Idaho Bond Bank Authority Undefease	4.125% due 09/15/2023	20,000	20,037	0.1%

			325,053	2.0%

Real Estate

Boise City Urban Renewal Lease Rev	5.00% due 12/15/2032	300,000	335,973	2.1%
Idaho State Building Authority	5.00% due 09/01/2031	200,000	219,588	1.4%
Idaho State Building Authority	5.00% due 09/01/2032	400,000	438,856	2.7%
Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,300	0.6%

			1,084,717	6.8%

Real Estate Services

Idaho Fish Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	375,757	2.3%

			375,757	2.3%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	142,934	0.9%
Boise State University ID Revenue	5.00% due 04/01/2032	560,000	638,198	4.0%
Idaho State University	4.00% due 04/01/2027	170,000	183,228	1.1%
Idaho State University	4.00% due 04/01/2030	245,000	258,759	1.6%
Idaho State University Revenue	3.00% due 04/01/2031	250,000	244,092	1.5%
Idaho State University Revenue	3.00% due 04/01/2032	160,000	155,122	1.0%
Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	386,645	2.4%
North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	303,223	1.9%
University of Idaho Revenue	5.00% due 04/01/2028	225,000	235,357	1.5%
University of Idaho Revenue	5.00% due 04/01/2032	455,000	492,983	3.1%

			3,040,541	19.0%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	210,538	1.3%
Idaho Housing & Finance Rev	5.00% due 07/15/2027	50,000	51,416	0.3%

			261,954	1.6%

Water Supply

Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	162,615	1.0%
Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	$255,000	266,669	1.7%

			429,284	2.7%

Total Investments	(Cost = $15,439,029)		15,484,338	96.5%
Other Assets (net of liabilities)			554,361	3.5%
Total net assets			$16,038,699	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Sextant Short-Term Bond
Corporate Bonds¹	$-	$7,712,783	$-	$7,712,783
Government Bonds¹	$-	$1,911,004	$-	$1,911,004
Total Assets	$-	$9,623,787	$-	$9,623,787

Sextant Bond Income
Corporate Bonds¹	$-	$6,409,567	$-	$6,409,567
Government Bonds¹	$-	$1,311,409	$-	$1,311,409
Municipal Bonds¹	$-	$1,853,288	$-	$1,853,288
Total Assets	$-	$9,574,264	$-	$9,574,264

Sextant Core
Common Stocks¹	$8,152,773	$-	$-	$8,152,773
Corporate Bonds¹	$-	$2,103,793	$-	$2,103,793
Municipal Bonds¹	$-	$541,231	$-	$541,231
Government Bonds¹	$-	$1,795,256	$-	$1,795,256
Total Assets	$8,152,773	$4,440,280	$-	$12,593,053

Sextant Global High Income Fund
Common Stocks
Communications	$395,690	$-	$-	$395,690
Consumer Discretionary	$276,390	$-	$-	$276,390
Energy	$1,297,258	$-	$-	$1,297,258
Financials	$229,240	$138,913	$-	$368,153
Health Care	$283,269	$-	$-	$283,269
Industrials	$-	$329,748	$-	$329,748
Materials	$706,576	$-	$-	$706,576
Technology	$590,620	$-	$-	$590,620
Total Common Stocks	$3,779,043	$468,661	$-	$4,247,704
Corporate Bonds¹	$-	$2,672,518	$-	$2,672,518
Government Bonds¹	$-	$1,380,605	$-	$1,380,605
Municipal Bonds¹	$-	$288,623	$-	$288,623
Warrants¹	$-	$-	$-	$-
Total Assets	$3,779,043	$4,810,407	$-	$8,589,450

Sextant Growth
Common Stocks¹	$42,910,345	$-	$-	$42,910,345
Total Assets	$42,910,345	$-	$-	$42,910,345

Sextant International Fund
Common Stocks
Communications	$4,462,720	$-	$-	$4,462,720
Consumer Discretionary	$10,795,000	$1,570,461	$-	$12,365,461
Consumer Staples	$5,719,900	$-	$-	$5,719,900
Energy	$2,850,592	$-	$-	$2,850,592
Financials	$5,932,200	$-	$-	$5,932,200
Health Care	$6,175,450	$1,244,083	$-	$7,419,533
Materials	$5,064,528	$-	$-	$5,064,528
Technology	$14,230,064	$6,359,325	$-	$20,589,389
Total Assets	$55,230,454	$9,173,869	$-	$64,404,323

Sustainable Equity
Common Stocks
Communications	$370,656	$56,432	$-	$427,088
Consumer Discretionary	$1,029,928	$63,691	$-	$1,093,619
Consumer Staples	$628,741	$93,293	$-	$722,034
Energy	$-	$115,550	$-	$115,550
Financials	$529,610	$196,216	$-	$725,826
Health Care	$237,281	$93,072	$-	$330,353
Industrials	$96,985	$137,819	$-	$234,804
Materials	$180,289	$155,675	$-	$335,964
Technology	$1,389,005	$236,378	$-	$1,625,383
Total Assets	$4,462,495	$1,148,126	$-	$5,610,621

Sustainable Bond
Asset--Backed Securities¹	$-	$99,834	$-	$99,834
Corporate Bonds¹	$-	$26,069,132	$-	$26,069,132
Government Bonds¹	$-	$2,233,070	$-	$2,233,070
Total Assets	$-	$28,402,036	$-	$28,402,036

Idaho Tax-Exempt
Municipal Bonds¹	$-	$15,484,338	$-	$15,484,338
Total Assets	$-	$15,484,338	$-	$15,484,338

¹ See Schedule of Investments for industry breakout.

During the period ended August 31, 2018, no Fund had transfers between Level 1, Level 2 or Level 3.

Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at August 31, 2018, were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$9,792,175	$9,552,332
Gross tax unrealized appreciation	$3,355	$171,366
Gross tax unrealized depreciation	$171,743	$149,434
Net tax unrealized appreciation (depreciation)	$(168,388)	$21,932

	Core	Global High Income
Cost of investments	$10,432,767	$7,920,195
Gross tax unrealized appreciation	$2,367,255	$1,086,742
Gross tax unrealized depreciation	$206,969	$417,487
Net tax unrealized appreciation (depreciation)	$2,160,286	$669,255

	Growth	International
Cost of investments	$22,340,188	$32,098,613
Gross tax unrealized appreciation	$20,687,320	$32,867,503
Gross tax unrealized depreciation	$117,163	$561,793
Net tax unrealized appreciation (depreciation)	$20,570,157	$32,305,710

	Sustainable Equity	Sustainable Bond
Cost of investments	$4,369,912	$29,075,769
Gross tax unrealized appreciation	$1,419,935	$106,857
Gross tax unrealized depreciation	$179,226	$780,590
Net tax unrealized appreciation (depreciation)	$1,240,709	$(673,733)

Idaho Tax-Exempt
Cost of investments		$15,439,029
Gross tax unrealized appreciation		$161,937
Gross tax unrealized depreciation		$116,628
Net tax unrealized appreciation (depreciation)		$45,309

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Jane K. Carten
Jane K. Carten, President and Chief Executive Officer

Date: October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane K. Carten
Jane K. Carten, President and Chief Executive Officer

Date: October 30, 2018

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: October 30, 2018

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